Note 8 - Commitments and Contingencies (Details Textual)			12 Months Ended
	Dec. 01, 2017 USD ($)	May 25, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)
Operating Leases, Rent Expense, Net, Total			$ 1,015,000	$ 1,833,000
Operating Leases, Future Minimum Payments Due, Total			899,000
Class Action Lawsuits Related to IPO [Member] | Pending Litigation [Member]
Loss Contingency, New Claims Filed, Number		3
Loss Contingency Accrual, Payments			1,760,000
Class Action Lawsuits Related to IPO [Member] | Settled Litigation [Member]
Litigation Settlement, Amount Awarded to Other Party from All Defendants			$ 5,000,000
Facility Lease [Member]
Lessee, Operating Lease, Renewal Term			3 years
Incentive from Lessor			$ 369,000		$ 369,000
Facility Sublease [Member]
Operating Leases Sublease Expiration Prior to Base Lease	15 days
Operating Leases, Monthly Minimum Sublease Rental Payments Receivable Base	$ 79,950
Operating Leases, Monthly Minimum Sublease Rental Payments Receivable Final	$ 82,410